EARNINGS PER SHARE - COMPUTATION OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator: Basic
Net earnings	$ 7,219				$ 25,880					$ 120,487	$ 148,359	$ 126,627
Net (earnings) loss attributable to noncontrolling interests	(67)				326					(104)	(595)	(1,624)
Net earnings attributable to Match Group, Inc. shareholders	7,152	$ 35,593	$ 35,259	$ 23,325	26,206	$ 48,277	$ 50,844	$ 28,925	$ 19,718	120,383	147,764	125,003
Numerator: Diluted
Net earnings	7,219				25,880					120,487	148,359	126,627
Net (earnings) loss attributable to noncontrolling interests	(67)				326					(104)	(595)	(1,624)
Net earnings attributable to Match Group, Inc. shareholders	$ 7,152				$ 26,206					$ 120,383	$ 147,764	$ 125,003
Denominator: Basic
Weighted average shares outstanding - basic (in shares)	248,444				161,130					174,784	160,756	159,509
Denominator: Diluted
Weighted average shares outstanding - basic (in shares)	248,444				161,130					174,784	160,756	159,509
Dilutive securities including stock options, warrants and RSUs (in shares)	19,655				7,798					10,150	7,323	5,792
Denominator for earnings per share-weighted average shares (in shares)	268,099				168,928					184,934	168,079	165,301
Earnings per share attributable to Match Group, Inc. shareholders:
Basic (in usd per share)	$ 0.03	$ 0.17	$ 0.21	$ 0.14	$ 0.16	$ 0.30	$ 0.32	$ 0.18	$ 0.12	$ 0.69	$ 0.92	$ 0.78
Diluted (in usd per share)	$ 0.03	$ 0.16	$ 0.20	$ 0.14	$ 0.16	$ 0.29	$ 0.30	$ 0.17	$ 0.12	$ 0.65	$ 0.88	$ 0.76
Potentially dilutive securities excluded from the calculation of diluted earnings per share (less than in 2015) (in shares)	21,800				100					5,200		200